Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
REVENUE	$ 100,845	$ 385,470	$ 246,666	$ 980,524	$ 986,920	$ 622,276
COST OF REVENUE	(57,646)	(163,550)	(209,113)	(422,399)	(475,412)	(405,256)
GROSS PROFIT	43,199	221,920	37,553	558,125	511,508	217,020
OTHER INCOME	4,388	3,765	12,655	22,337	31,800	56,323
SELLING AND DISTRIBUTION EXPENSES	(80)	(130)	(291)	(452)	(855)	(1,398)
ADMINISTRATIVE EXPENSES	(142,925)	(274,809)	(551,905)	(764,845)	(1,044,789)	(643,557)
OTHER OPERATING EXPENSES
LOSS BEFORE INCOME TAX	(95,418)	(49,254)	(501,988)	(184,835)	(502,336)	(371,612)
INCOME TAX PROVISION
NET LOSS	(95,418)	(49,254)	(501,988)	(184,835)	(502,336)	(371,612)
Net loss attributable to non-controlling interest			864	14,252	14,613	2,666
NET LOSS ATTRIBUTABLE TO COMPANY	(95,418)	(49,254)	(501,124)	(170,583)	(487,723)	(368,946)
Other comprehensive expenses:
- Foreign currency translation adjustment	(17,130)	(45,195)	(9,760)	(31,514)	(24,981)	(33,741)
- attributable to non-controlling interest	194		(109)	(569)	(659)	(16)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	$ (112,354)	$ (94,449)	$ (510,993)	$ (202,666)	$ (513,363)	$ (402,703)
Per share- Basic and diluted	$ (0.001)	$ (0.000)	$ (0.004)	$ (0.002)	$ (0.005)	$ (0.004)
Weighted average number of common shares outstanding - Basic and diluted	112,085,000	112,085,000	112,085,000	112,085,000	112,085,000	110,534,326